Expense Example, No Redemption - FidelityInvestmentGradeBondFund-AMCIZPRO - FidelityInvestmentGradeBondFund-AMCIZPRO - Fidelity Investment Grade Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Investment Grade Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Advisor Investment Grade Bond Fund - Class C
Expense Example, No Redemption:
1 Year	155
3 Years	480
5 Years	829
10 Years	1,604
Fidelity Advisor Investment Grade Bond Fund - Class M
Expense Example, No Redemption:
1 Year	473
3 Years	627
5 Years	795
10 Years	1,282
Fidelity Advisor Investment Grade Bond Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Investment Grade Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	121
5 Years	215
10 Years	$ 489